SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of revenue (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disaggregation of Revenue
Revenues	$ 3,654,410	$ 3,766,192	$ 10,101,647	$ 11,089,528	$ 9,257,607
Application development services
Disaggregation of Revenue
Revenues	2,491,822	2,429,289	7,798,865	8,305,939	3,380,284
Subscription service
Disaggregation of Revenue
Revenues	$ 1,162,588	1,330,225	2,288,806	2,776,175	$ 5,877,323
Finance income
Disaggregation of Revenue
Revenues		$ 6,678	$ 13,976	$ 7,414